Submission	May 18, 2026
Submission [Line Items]
Central Index Key	0001652535
Registrant Name	ICHOR HOLDINGS, LTD.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES